	VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND
		Schedule of Investments
		July 31, 2026	(unaudited)	Shares		Value
12.75%	EXCHANGE TRADED FUNDS

12.75%	LARGE-CAP FUNDS
	SPDR S&P 500 ETF Trust			75,200		$56,176,656
12.75%	TOTAL EXCHANGE TRADED FUNDS					56,176,656
	(Cost: $37,423,845)
84.38%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
82.26%	CALL OPTIONS
	SPDR S&P 500 ETF	158	$11,803,074	$787	08/28/2026 $	6,795
	SPDR S&P 500 ETF	518	38,696,154	0.01	04/21/2027	38,605,014
	SPDR S&P 500 ETF	3,578	267,287,334	0.01	05/19/2027	266,956,518
	SPDR S&P 500 ETF	842	62,899,926	68.33	02/16/2028	56,763,431
	TOTAL CALL OPTIONS					362,331,758
	(Cost: $264,825,632)
2.12%	PUT OPTIONS
	SPDR S&P 500 ETF	475	35,483,925	638.11	08/19/2026	9,923
	SPDR S&P 500 ETF	475	35,483,925	659.18	09/16/2026	89,214
	SPDR S&P 500 ETF	475	35,483,925	665.17	10/21/2026	219,531
	SPDR S&P 500 ETF	475	35,483,925	662.63	11/18/2026	309,616
	SPDR S&P 500 ETF	475	35,483,925	671.4	12/16/2026	442,308
	SPDR S&P 500 ETF	475	35,483,925	685.4	01/20/2027	633,735
	State St. S&P 500 ETF	475	35,483,925	686.29	02/17/2027	732,250
	State St. S&P 500 ETF	475	35,483,925	661.43	03/17/2027	650,989
	State St. S&P 500 ETF	475	35,483,925	699.94	04/21/2027	1,052,624
	State St. S&P 500 ETF	475	35,483,925	741.25	05/19/2027	1,594,476
	State St. S&P 500 ETF	475	35,483,925	740.96	06/16/2027	1,658,700
	State St. S&P 500 ETF	475	35,483,925	754.81	07/21/2027	1,955,716
	TOTAL PUT OPTIONS					9,349,082
	(Cost: $22,876,179)
84.38%	TOTAL OPTIONS PURCHASED					371,680,840
	(Cost: $287,701,811)
1.32%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund 3.550%(B)			5,797,101		5,797,101
	VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND
	Schedule of Investments
	July 31, 2026 (unaudited)
	Shares	Value
1.32%	TOTAL MONEY MARKET FUNDS	$5,797,101
	(Cost: $5,797,101)
98.45%	TOTAL INVESTMENTS	433,654,597
	(Cost: $330,922,757)
1.55%	Other assets, net of liabilities	6,807,257
100.00%	NET ASSETS	$440,461,854

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2026

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 10% BUFFER STRATEGIES FUND
	Schedule of Options Written
(3.13%) OPTIONS WRITTEN	July 31, 2026 (unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(1.86%) CALL OPTIONS
SPDR S&P 500 ETF	475	(35,483,925)	733.83	08/19/2026	(902,708)
SPDR S&P 500 ETF	475	(35,483,925)	755.49	09/16/2026	(528,371)
SPDR S&P 500 ETF	475	(35,483,925)	773.06	10/21/2026	(461,539)
SPDR S&P 500 ETF	475	(35,483,925)	778.52	11/18/2026	(577,325)
SPDR S&P 500 ETF	475	(35,483,925)	781.45	12/16/2026	(715,795)
SPDR S&P 500 ETF	475	(35,483,925)	790.78	01/20/2027	(749,496)
State St. S&P 500 ETF	475	(35,483,925)	794.98	02/17/2027	(856,425)
State St. S&P 500 ETF	475	(35,483,925)	777.5	03/17/2027	(1,437,054)
State St. S&P 500 ETF	475	(35,483,925)	815.33	04/21/2027	(840,403)
State St. S&P 500 ETF	475	(35,483,925)	871.58	05/18/2027	(327,987)
State St. S&P 500 ETF	475	(35,483,925)	872.63	06/16/2027	(412,675)
State St. S&P 500 ETF	475	(35,483,925)	892.19	07/21/2027	(362,545)
TOTAL CALL OPTIONS					(8,172,323)
(Premiums Received: $5,931,476)
(1.27%) PUT OPTIONS
SPDR S&P 500 ETF	475	(35,483,925)	574.3	08/19/2026	(4,070)
SPDR S&P 500 ETF	475	(35,483,925)	593.26	09/16/2026	(34,474)
SPDR S&P 500 ETF	475	(35,483,925)	598.65	10/21/2026	(94,277)
SPDR S&P 500 ETF	475	(35,483,925)	596.37	11/18/2026	(143,374)
SPDR S&P 500 ETF	475	(35,483,925)	604.26	12/16/2026	(213,294)
SPDR S&P 500 ETF	475	(35,483,925)	616.86	01/20/2027	(316,931)
SPDR S&P 500 ETF	475	(35,483,925)	629.95	04/21/2027	(575,490)
SPDR S&P 500 ETF	475	(35,483,925)	666.86	06/16/2027	(923,650)
SPDR S&P 500 ETF	475	(35,483,925)	679.33	07/21/2027	(1,110,060)
State St. S&P 500 ETF	158	(11,803,074)	786.5	08/28/2026	(593,606)
State St. S&P 500 ETF	475	(35,483,925)	617.66	02/17/2027	(380,808)
State St. S&P 500 ETF	475	(35,483,925)	595.29	03/17/2027	(362,181)
State St. S&P 500 ETF	475	(35,483,925)	667.13	05/19/2027	(861,521)
TOTAL PUT OPTIONS					(5,613,736)
(Premiums Received: $13,718,322)
(3.13%) TOTAL OPTIONS WRITTEN					$(13,786,059)
(Premiums Received: $19,649,798)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total

Exchange Traded Funds	$56,176,656	$-	$-	$56,176,656
Options Purchased	-	371,680,840	-	371,680,840
Money Market Funds	5,797,101	-	-	5,797,101
	$61,973,757	$371,680,840	$-	$433,654,597
Liabilities
Options Written	-	(13,786,059)	-	(13,786,059)
	$-	$(13,786,059)	$-	$(13,786,059)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $311,272,959, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$124,850,302
Gross unrealized depreciation	(16,254,723)
Net unrealized appreciation (depreciation)	$108,595,579